GOODWILL - Carrying Value of Goodwill by Operating Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill by operating segment
Balance as of January 1	$ 18,358	$ 18,782
Effect of foreign currency translation	(212)	(193)
Impairment Charges	(6)
Divestitures	(1)	(231)
Balance as of December 31	18,139	18,358
EMEA
Goodwill by operating segment
Balance as of January 1	3,647	3,571
Effect of foreign currency translation	(107)	76
Impairment Charges	0
Divestitures	0	0
Balance as of December 31	3,540	3,647
Latin America
Goodwill by operating segment
Balance as of January 1	226	220
Effect of foreign currency translation	(11)	6
Impairment Charges	0
Divestitures	0	0
Balance as of December 31	215	226
North America
Goodwill by operating segment
Balance as of January 1	10,978	10,978
Effect of foreign currency translation	0	0
Impairment Charges	0
Divestitures	0	0
Balance as of December 31	10,978	10,978
Asia Pacific
Goodwill by operating segment
Balance as of January 1	417	428
Effect of foreign currency translation	(10)	(11)
Impairment Charges	0
Divestitures	0	0
Balance as of December 31	407	417
Bottling Investments
Goodwill by operating segment
Balance as of January 1	3,090	3,585
Effect of foreign currency translation	(84)	(264)
Impairment Charges	(6)
Divestitures	(1)	(231)
Balance as of December 31	$ 2,999	$ 3,090